2010 Main Street Suite 500 Irvine, CA 92614-7269 +1 949 442 6000 Main +1 949 442 6010 Fax www.dechert.com
July 7, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Laudus Trust Post-Effective Amendment No. 73 to Registration Statement on Form N-1A (File Nos. 033-21677 and 811-05547)
Ladies and Gentlemen:
Our client, Laudus Trust (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 73 to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”) under the 1933 Act and Amendment No. 76 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is made for the purpose of adding one additional series of the Trust.
Please contact me at (949) 442-6051 with any questions or comments.
Sincerely,
/s/ Kevin F. Cahill
Kevin F. Cahill
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